Stock Options (Details 1) - Equity Option [Member] - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Subject to Option Grants, Outstanding Balance Beginning		4,207,400	6,761,400	6,761,400	6,740,400
Weighted Average Exercise Price, Outstanding Balance Beginning		$ 3.04	$ 4.01	$ 4.01	$ 3.97
Number of Shares Subject to Option Grants, Grants		1,250,000			140,000
Weighted Average Exercise Price, Grants	$ 0.33	$ 0.33	$ 0	$ 0	$ 6.21
Number of Shares Subject to Option Grants, Forfeitures and cancellations		(24,400)		(2,554,000)	(119,000)
Weighted Average Exercise Price, Forfeitures and cancellations		$ 3.54		$ 5.60	$ 4.28
Number of Shares Subject to Option Grants, Outstanding Balance Ending	5,433,000	5,433,000		4,207,400	6,761,400
Weighted Average Exercise Price, Outstanding Balance Ending	$ 2.41	$ 2.41		$ 3.04	$ 4.01
Weighted Average Remaining Contractual Term (years), Outstanding		4 years 7 months 17 days		3 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 12,500	$ 12,500		$ 0
Number of Shares Subject to Option Grants, Exercisable	4,808,000	4,808,000		4,165,700
Weighted Average Exercise Price, Exercisable	$ 2.68	$ 2.68		$ 3.03
Weighted average remaining contractual term (years), exercisable		4 years 7 months 6 days		3 years 9 months 21 days
Aggregate Intrinsic Value, Exercisable	$ 6,250	$ 6,250		$ 0